Income Taxes	12 Months Ended
Aug. 31, 2022
Income Taxes [Abstract]
Income Taxes
25.	INCOME TAXES
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s net deferred tax liability consists of the following:

	2022 $	2021 $
Deferred tax assets	2	2
Deferred tax liabilities	(1,962)	(1,998)

Net deferred tax liability	(1,960)	(1,996)

Significant changes recognized to deferred income tax assets (liabilities) are as follows:

	Property, plant and equipment and software assets $	Broadcast rights, licences, customer relationships, trademark and brands $	Partnership income $	Non- capital loss carry- forwards $	Accrued charges $	Capital Loss Carry- Forwards $	Total $
Balance at September 1 , 2020	(394)	(1,634)	(11)	106	(34)	–	(1,967)
Recognized in statement of income	(18)	(16)	(62)	56	21	3	(16)
Recognized in other comprehensive income	–	–	–	–	(13)	–	(13)

Balance at August 31, 2021	(412)	(1,650)	(73)	162	(26)	3	(1,996)

Recognized in statement of income	19	(9)	88	(46)	2	–	54
Recognized in other comprehensive income	–	–	–	–	(18)	–	(18)

Balance at August 31, 2022	(393)	(1,659)	15	116	(42)	3	(1,960)

The Company has capital loss carryforwards of approximately $28 for which no deferred income tax asset has been recognized in the accounts. These capital losses can be carried forward indefinitely.
The Company has taxable temporary differences associated with its investment in its subsidiaries. No deferred tax liabilities have been provided with respect to such temporary differences as the Company is able to control the timing of the reversal and such reversal is not probable in the foreseeable future.
The income tax expense differs from the amount computed by applying the statutory rates to income before income taxes for the following reasons:

	2022	2021
Current statutory income tax rate	25.4%	25.5%

Income tax expense at current statutory rates	259	263
Net increase (decrease) in taxes resulting from:
Recognition of previously unrecognized tax losses	–	(81)
Revision to liabilities for uncertain tax positions	–	(125)
Other	(2)	(11)

Income tax expense	257	46

The statutory income tax rate for the Company decreased fro
m 25.5% in 202
1
to 25.4% in 202
2
.
The components of income tax expense are as follows:

	2022 $	2021 $
Current income tax expense	311	155
Current tax recovery from revision to liabilities for uncertain tax positions	–	(125)
Deferred tax expense (recovery) related to temporary differences	(54)	97
Deferred tax recovery from the recognition of previously unrecognized tax losses	–	(81)

Income tax expense	257	46